Bank Loans and Notes Payables - Summary of Reconciliation of Liabilities Arising From Financing Activities (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	$ 67,735	$ 80,804
Cash flows, Repayments, Lease liabilities	(28)	(8,401)	$ (8,432)
Payments of lease liabilities, classified as financing activities	(1,205)	(968)	(763)
Cash flows, Repayments, Total from financing activities	(884)	(9,091)
Proceeds	1,394	151	6,089
New leases	1,046	586
Others	461	616
Fair value in Hedge Instruments	(383)	371
Foreign Exchange movement	7,553	(5,359)
Translation Effect	(41)	(343)
Carrying value	76,881	67,735	80,804
Short-term Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	88	0
Cash flows, Repayments, Lease liabilities	0	(1)
Proceeds	1,394	87
New leases	0	0
Others	0	0
Fair value in Hedge Instruments	0	0
Foreign Exchange movement	0	24
Translation Effect	(39)	(22)
Carrying value	1,443	88	0
Short-term Borrowings | Short-term bank loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	88	0
Cash flows, Repayments, Lease liabilities	0	(1)
Proceeds	1,394	87
New leases	0	0
Others	0	0
Fair value in Hedge Instruments	0	0
Foreign Exchange movement	0	24
Translation Effect	(39)	(22)
Carrying value	1,443	88	0
Long-term Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	65,126	78,669
Cash flows, Repayments, Lease liabilities	(28)	(8,400)
Proceeds	0	64
New leases	0	0
Others	(3)	78
Fair value in Hedge Instruments	(383)	371
Foreign Exchange movement	7,542	(5,363)
Translation Effect	0	(293)
Carrying value	72,254	65,126	78,669
Long-term Borrowings | Long-term bank loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	175	1,152
Cash flows, Repayments, Lease liabilities	(28)	(900)
Proceeds	0	64
New leases	0	0
Others	0	0
Fair value in Hedge Instruments	0	0
Foreign Exchange movement	0	152
Translation Effect	0	(293)
Carrying value	147	175	1,152
Long-term Borrowings | Long-term notes payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	64,951	77,517
Cash flows, Repayments, Lease liabilities		(7,500)
Proceeds	0	0
New leases	0	0
Others	(3)	78
Fair value in Hedge Instruments	(383)	371
Foreign Exchange movement	7,542	(5,515)
Translation Effect	0
Carrying value	72,107	64,951	77,517
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Carrying value	2,521	2,135
Payments of lease liabilities, classified as financing activities	(856)	(690)
Proceeds	0	0
New leases	1,046	586
Others	464	538
Fair value in Hedge Instruments	0	0
Foreign Exchange movement	11	(20)
Translation Effect	(2)	(28)
Carrying value	$ 3,184	$ 2,521	$ 2,135